Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 274,068,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	37,848.79
Total Offset Amount	0.00
Net Fee	$ 24,038.79
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A